Note 29 - Collateral and Contractual Commitments with Suppliers, Advances From Customers and Other - Future Contractual Commitments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Future contractual commitments	R$ 51,562.0	R$ 17,768.4
Not later than one year [member]
Statement Line Items [Line Items]
Future contractual commitments	11,559.9	9,218.2
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Future contractual commitments	9,982.2	2,934.8
Later than two years [member]
Statement Line Items [Line Items]
Future contractual commitments	R$ 30,019.9	R$ 5,615.4